Annual Operating Expenses {- Franklin FTSE Asia ex Japan ETF} - Franklin Templeton ETF Trust 5-14 - Franklin FTSE Asia ex Japan ETF - Franklin FTSE Asia ex Japan ETF	Dec. 22, 2020
Operating Expenses:
Management fees	0.19%
Distribution and service (12b-1) fees	none
Other expenses	none
Total annual Fund operating expenses	0.19%